Basis of preparation and accounting policies - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial investments	$ 156,120	$ 142,129	$ 166,748
FVTPL
Financial instruments
Financial investments	149,900
Amortised cost
Financial instruments
Financial investments	$ 6,000